Cover Page	Jun. 12, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	KENTUCKY POWER COMPANY
Entity Central Index Key	0000055373
Entity Emerging Growth Company	false
Entity File Number	1-6858
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	61-0247775
Entity Address, Address Line One	1 Riverside Plaza
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	614
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
KENTUCKY POWER COST RECOVERY LLC
Entity Information [Line Items]
Amendment Flag	false
Entity Registrant Name	KENTUCKY POWER COST RECOVERY LLC
Entity Central Index Key	0002050048
Entity Emerging Growth Company	false
Entity File Number	333-284112-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-2363654
Entity Address, Address Line One	1645 Winchester Avenue
Entity Address, City or Town	Ashland
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41101
City Area Code	606
Local Phone Number	929-1488